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                                Rule 24f-2 NOTICE FOR
                             PAINEWEBBER SECURITIES TRUST
                           PAINEWEBBER SMALL CAP VALUE FUND
                             (1933 Act File No. 33-55374)

     1.       The fiscal period for which the notice is filed:
                               August 1, 1994 to July 31, 1995

     2. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of such fiscal period:
                               None

     3. The number or amount of securities, if any, registered during such fiscal period other than pursuant to this section:
                               $11,239,217 representing 1,079,656 shares of beneficial interest ($0.001 par value)

     4. The number or amount of securities sold during such fiscal period:
                               $8,329,006 representing 809,322 shares of beneficial interest ($0.001 par value)

     5. The number or amount of securities sold during such fiscal period in reliance upon registration pursuant to this section:
                               $8,329,006 representing 809,322 shares of beneficial interest ($0.001 par value)

     6.       The calculation of filing fee:

              (a)     The total amount of registered shares
                      of beneficial interest ($0.001 par
                      value) sold including sales load:              $8,329,006

              (b)     Less the total amount of registered
                      shares of beneficial interest ($0.001
                      par value) redeemed or repurchased:           (31,154,154)
                                                                 ---------------
              (c)     Difference (i.e., (a) less (b)):             ($22,825,148)
                                                                 ===============
              (d)     Filing fee pursuant to section
                      6(b) of 1933 Act (Line (c)
                      Amount x 0.00034483):                                  $0
                                                                 ===============


                                       /s/ Ann Moran
                                       -------------------------------------
                                       Ann Moran
                                       Vice President & Assistant Treasurer
                                       PaineWebber Securities Trust
     Date:  09/26/95
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